Income Taxes (Details) - CAD ($)						12 Months Ended
	Dec. 11, 2025	Oct. 18, 2024	Apr. 26, 2024	Nov. 21, 2023	Jun. 09, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Apr. 18, 2024
Income Taxes [Line Items]
Shares issued (in Shares)				675,000
Issued price per share (in Dollars per share)				$ 0.4
Qualified expenditures						$ 400,000	$ 723,675	$ 496,325
Flow-through recovery						218,207	159,579	717,679
Deferred income tax assets
Non-capital losses carried forward amount						19,155,000
Liability and Income Tax Effect on Flow-Through Shares [Member]
Income Taxes [Line Items]
Qualified expenditures						$ 1,100,000	835,000
QFT Shares [Member]
Income Taxes [Line Items]
Shares issued (in Shares)	3,000,000	8,750,000	1,739,130	1,855,554	1,338,461
Issued price per share (in Dollars per share)	$ 0.05	$ 0.08	$ 0.23	$ 0.45	$ 0.65	$ 0.05			$ 0.23
Gross proceeds	$ 150,000	$ 700,000	$ 400,000	$ 835,000
Recognized a liability		$ 131,250		92,778
Qualified expenditures						$ 700,000
QFT Shares [Member] | Liability and Income Tax Effect on Flow-Through Shares [Member]
Income Taxes [Line Items]
Qualified expenditures
NFT Share [Member]
Income Taxes [Line Items]
Shares issued (in Shares)					573,770
Issued price per share (in Dollars per share)					$ 0.61
Gross proceeds					$ 1,220,000
Flow-Through Shares [Member]
Income Taxes [Line Items]
Recognized a liability	$ 15,000		$ 86,957	$ 92,778	$ 91,783
Flow-Through Shares [Member] | Liability and Income Tax Effect on Flow-Through Shares [Member]
Income Taxes [Line Items]
Remaining qualified expenditures						$ 150,000